Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Convertible Notes Payable [Abstract]
Schedule of convertible notes payable outstanding

	December 31, 2013	December 31, 2012

Note C-1	$-	$20,000
Dated – February 4, 2008

Note C-1	-	20,000
Dated - February 4, 2008

Note C-1	-	27,000
Dated - February 4, 2008

Note C-1	-	21,000
Dated - February 4, 2008

Note C-2	-	20,000
Dated – February 15, 2008

Note C-3	250,000	250,000
Dated – March 18, 2008

Note C-4	250,000	250,000
Dated – August 15, 2008

Note C-5	-	20,000
Dated – August 31, 2011

Note C-6
Dated – November 8, 2013 (Note $37,375 less Discount $30,532)	6,843	-
Total notes payable	$506,843	$628,000
	-	-
Less: current portion of long-term debt	500,000	608,000
Long-term debt	$6,843	$20,000